Other financial assets (Details) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other financial assets
Receivable from sold equipment	kr 898	kr 649	kr 1,084
Prepayment T-Mobile Netherlands, Mobile site access			205
VAT receivable, Kazakhstan		8	117
Pension funds	110	119	143
Non-current holdings of securities	7	1	1
Restricted bank deposits		1	1
Total other financial assets	kr 1,015	kr 778	kr 1,551